REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

For the years ended	March 31 2026	March 31 2025
Revenues from construction contracts	$1,602,013	$1,311,119
Services rendered	723,879	651,143
Sale of goods	647,040	571,026
Total Company	$2,972,932	$2,533,288

Revenues by market for the years ended	March 31 2026	March 31 2025
Life Sciences	$1,521,973	$1,471,797
Consumer Products	553,002	335,690
Food & Beverage	498,749	416,879
Energy	226,658	123,951
Transportation	172,550	184,971
Total Company	$2,972,932	$2,533,288

Disclosure of performance obligations

Timing of revenue recognition based on transfer of control for the years ended	March 31 2026	March 31 2025
Goods and services transferred at a point in time	$647,040	$571,026
Goods and services transferred over time	2,325,892	1,962,262
Total Company	$2,972,932	$2,533,288

Disclosure of transaction price allocated to remaining performance obligations

Revenues expected to be recognized in:	March 31 2026	March 31 2025
Less than one year	$1,329,000	$1,648,000
Thereafter	629,000	491,000
Total	$1,958,000	$2,139,000

Disclosure of detailed information about receivables

As at	March 31 2026	March 31 2025
Trade accounts receivable	$520,261	$705,255
Less: allowance for expected credit loss	(15,684)	(9,176)
Trade accounts receivables, net	$504,577	$696,079
Other accounts receivable	19,161	23,356
Total	$523,738	$719,435

Disclosure of detailed information about contract assets and liabilities

As at	March 31 2026	March 31 2025
Trade receivables	$504,577	$696,079
Contract assets	436,847	503,552
Contract liabilities	(307,306)	(330,134)
Unearned revenue (i)	(93,713)	(97,777)
Net contract balances	$540,405	$771,720